Segment Reporting - Summary of Reportable Segments (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Disclosure of reportable segments [line items]
Revenue		$ 58,760	$ 51,262		$ 55,658
Underlying EBITDA		32,947	25,978		29,016
Depreciation and amortisation		(6,201)	(5,540)		(5,295)
Impairment losses		(106)	(198)	[1]	(90)	[1]
Underlying EBIT		26,640	20,240		23,631
Exceptional items		(2,771)	(776)	[2]	(6,094)	[2]
Net finance costs		(1,455)	(1,111)		(1,489)
Profit before taxation		22,414	18,353		16,048
Capital expenditure (cash basis)		9,849	9,398		8,816
Profit/(loss) from equity accounted investments, related impairments and expenses		574	153		(2,656)
Investments accounted for using the equity method		4,414	4,107		1,662
Total assets		121,387	108,790		102,362
Total liabilities		65,066	56,572		53,242
Revenue [member]
Disclosure of reportable segments [line items]
Revenue		58,760	51,262		55,658
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	[3]	29,031	22,530		18,566
Underlying EBITDA		18,187	12,326		8,564
Depreciation and amortisation		(2,500)	(2,351)		(2,023)
Impairment losses		(26)	(19)	[1]	(17)	[1]
Underlying EBIT		15,661	9,956		6,524
Exceptional items		0	0	[2]	0	[2]
Capital expenditure (cash basis)		4,556	4,392		3,711
Profit/(loss) from equity accounted investments, related impairments and expenses		894	464		377
Investments accounted for using the equity method		4,414	4,084		1,573
Total assets		50,499	46,694		42,145
Total liabilities		7,030	5,810		5,777
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue		29,031	22,530		18,566
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue		23,883	22,919		27,952
Underlying EBITDA		14,529	14,396		18,913
Depreciation and amortisation		(2,186)	(2,098)		(2,027)
Impairment losses		(29)	(151)	[1]	(61)	[1]
Underlying EBIT		12,314	12,147		16,825
Exceptional items		(365)	(321)	[2]	(3,066)	[2]
Capital expenditure (cash basis)		3,048	2,617		2,033
Profit/(loss) from equity accounted investments, related impairments and expenses		(320)	(245)		(3,032)
Investments accounted for using the equity method		0	0		0
Total assets		28,276	26,320		25,569
Total liabilities		11,157	11,068		11,757
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue		23,883	22,919		27,952
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	[4]	5,590	5,046		7,666
Underlying EBITDA		832	573		2,290
Depreciation and amortisation		(754)	(602)		(611)
Impairment losses		(20)	(4)	[1]	(2)	[1]
Underlying EBIT		58	(33)		1,677
Exceptional items		0	0	[2]	880	[2]
Capital expenditure (cash basis)		415	525		646
Profit/(loss) from equity accounted investments, related impairments and expenses		0	0		0
Investments accounted for using the equity method		0	0		0
Total assets		10,180	10,067		9,528
Total liabilities		4,076	3,710		3,056
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue		5,590	5,046		7,666
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	[5]	256	767		1,474
Underlying EBITDA		(601)	(1,317)		(751)
Depreciation and amortisation		(761)	(489)		(634)
Impairment losses		(31)	(24)	[1]	(10)	[1]
Underlying EBIT		(1,393)	(1,830)		(1,395)
Exceptional items		(2,406)	(455)	[2]	(3,908)	[2]
Capital expenditure (cash basis)		1,830	1,864		2,426
Profit/(loss) from equity accounted investments, related impairments and expenses		0	(66)		(1)
Investments accounted for using the equity method		0	23		89
Total assets		32,432	25,709		25,120
Total liabilities		42,803	35,984		32,652
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue		$ 256	$ 767		$ 1,474

[1]	Impairment losses exclude impairment related exceptional items US$2,300 million (2025: exceptional impairment reversal of US$90 million; 2024: exceptional impairment of US$3,800 million).
[2]	Exceptional items reported in Group and unallocated include proceeds from insurance settlements of US$64 million (2025: US$ nil; 2024: US$ nil) and costs of US$170 million (2025: US$135 million; 2024: US$105 million) in relation to Samarco dam failure. Refer to note 3 'Exceptional items' for further information.
[3]	Total Copper revenue includes: copper US$24,485 million (2025: US$19,400 million; 2024: US$16,107 million) and other US$4,546 million (2025: US$3,130 million; 2024: US$2,459 million). Other consists of gold, silver, uranium, zinc and molybdenum.
[4]	Total Coal revenue includes: steelmaking coal US$3,804 million (2025: US$3,394 million; 2024: US$5,793 million) and energy coal US$1,786 million (2025: US$1,652 million; 2024: US$1,873 million).
[5]	Group and unallocated items revenue includes: Western Australia Nickel, which transitioned into temporary suspension in December 2024, of US$245 million (2025: US$758 million; 2024: US$1,473 million) and other revenue US$11 million (2025: US$9 million; 2024: US$1 million).